EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
EARNINGS (LOSS) PER SHARE
Schedule of basic earnings (losses) per share

	June 30,	June 30,
	2022	2021
Resulted of the period attributable for controlling shareholders’	10,480,342	7,277,867
Weighted average number of shares in the period – in thousands	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(14,088)	(12,042)
Weighted average number of outstanding shares – in thousands	1,347,176	1,349,222
Basic earnings (loss) per common share - R$	7.77949	5.39412

Schedule of diluted earnings (losses) per share

	June 30,	June 30,
	2022	2021
Resulted of the period attributed to controlling shareholders'	10,480,342	7,277,867
Weighted average number of shares in the period (except treasury shares) – in thousands	1,347,176	1,349,222
Average number of potential shares (stock options) – in thousands	215	237
Weighted average number of shares (diluted) – in thousands	1,347,391	1,349,459
Diluted earnings (loss) per common share - R$	7.77825	5.39318